Fair Value of Bitcoin	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Fair Value Disclosures [Abstract]
Fair Value of Bitcoin

3. Fair Value of Bitcoin

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of March 31, 2025, and December 31, 2024:

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
March 31, 2025	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,931.03	$82,445.02	$159,203,438	$159,203,438	$-	$-

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
December 31, 2024	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,937.86	$93,393.01	$180,982,533	$-	$180,982,533	$-

The Trust determined the fair value per Bitcoin using the price provided at 4:00 p.m., New York time, by principal market on the last business day of the reporting period.

The Management Fee payable accrued in Bitcoin is converted into United States dollar amount at the period-end Bitcoin Market Price. The fluctuations arising from the effect of changes in liability denominated in Bitcoin are included with the net realized or unrealized appreciation or depreciation on investment in Bitcoin in the statements of operations.

The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended March 31, 2025:

	Bitcoin	Fair Value
Balance at January 1, 2025	1937.86	180,982,533
Bitcoin distributed for Management Fee, related party	(2.34)	(221,188)
Bitcoin distributed for other fees	(4.49)	(394,750)
Net realized gain on investment in Bitcoin	-	591,456
Net change in unrealized appreciation on investment in Bitcoin	-	(21,754,613)
Balance at March 31, 2025	1,931.03	159,203,438

Net realized gain on the transfer of Bitcoins to pay the Management Fee and other expenses for the period ended March 31, 2025, was $599,279, which includes $591,456 net realized gain on investment in Bitcoin, and $7,823 net realized gain resulted from the changes in liabilities denominated in Bitcoin. Net change in unrealized depreciation on investment in Bitcoin for the period ended March 31, 2025, was $21,756,490, which includes net change in unrealized depreciation on investment in Bitcoin of $21,754,613, and $1,877 net unrealized depreciation due to changes in value of liabilities denominated in Bitcoin.

The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended December 31, 2024:

	Bitcoin	Fair Value
Balance at January 1, 2024	2,750.14	115,545,433
Bitcoin distributed for redemptions	(788.11)	(54,057,318)
Bitcoin distributed for Management Fee, related party	(10.82)	(672,027)
Bitcoin distributed for other fees	(13.35)	(813,233)
Net realized gain on investment in Bitcoin	-	52,631,033
Net change in unrealized depreciation on investment in Bitcoin	-	68,348,645
Balance at December 31, 2024	1937.86	180,982,533

Net realized gain on the transfer of Bitcoins to pay the Management Fee, redemptions, and other expenses for the year ended December 31, 2024, was $52,607,095, which includes $52,631,033 net realized gain on investment in Bitcoin, and $23,938 net realized loss resulted from the changes in liabilities denominated in Bitcoin. Net change in unrealized appreciation on investment in Bitcoin for the year ended December 31, 2024, was $68,351,967, which includes net change in unrealized appreciation on investment in Bitcoin of $68,348,645, and $3,322 net unrealized appreciation due to changes in value of liabilities denominated in Bitcoin.

3. Fair Value of Bitcoin

The investment measured at fair value on a recurring basis and categorized using the three levels of fair value hierarchy consisted of the following as of December 31, 2024, and December 31, 2023:

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
December 31, 2024	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	1,937.86	$93,393.01	$180,982,533	$-	$180,982,533	$-

	Number	Per Bitcoin Fair	Amount at	Fair Value Measurement Category
December 31, 2023	of Bitcoin	Value	Fair Value	Level 1	Level 2	Level 3

Investment in Bitcoin	2,750.14	$42,014.39	$115,545,433	$-	$115,545,433	$-

The Trust determined the fair value per Bitcoin using the price provided at 4:00 p.m., New York time, by principal market on the last business day of the reporting period.

The Management Fee payable accrued in Bitcoin is converted into United States dollar amount at the period-end Bitcoin Market Price. The fluctuations arising from the effect of changes in liability denominated in Bitcoin are included with the net realized or unrealized appreciation or depreciation on investment in Bitcoin in the statements of operations.

The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended December 31, 2024:

	Bitcoin	Fair Value
Balance at January 1, 2024	2,750.14	115,545,433
Bitcoin distributed for redemptions	(788.11)	(54,057,318)
Bitcoin distributed for Management Fee, related party	(10.82)	(672,027)
Bitcoin distributed for other fees	(13.35)	(813,233)
Net realized gain on investment in Bitcoin	-	52,631,033
Net change in unrealized appreciation on investment in Bitcoin	-	68,348,645
Balance at December 31, 2024	1,937.86	180,982,533

Net realized gain on the transfer of Bitcoins to pay the Management Fee, redemptions, and other expenses for the year ended December 31, 2024, was $52,607,095, which includes $52,631,033 net realized gain on investment in Bitcoin, and $23,938 net realized loss resulted from the changes in liabilities denominated in Bitcoin. Net change in unrealized appreciation on investment in Bitcoin for the year ended December 31, 2024, was $68,351,967, which includes net change in unrealized appreciation on investment in Bitcoin of $68,348,645, and $3,322 net unrealized appreciation due to changes in value of liabilities denominated in Bitcoin.

The following represents the changes in quantity and the respective fair value of Bitcoin for the year ended December 31, 2023:

	Bitcoin	Fair Value
Balance at January 1, 2023	2,792.88	46,253,445
Bitcoin distributed for Management Fee, related party	(13.57)	(376,173)
Bitcoin distributed for other fees	(29.17)	(832,036)
Net realized gain on investment in Bitcoin	-	1,055,021
Net change in unrealized depreciation on investment in Bitcoin	-	69,445,176
Balance at December 31, 2023	2,750.14	115,545,433

Net realized gain on the transfer of Bitcoins to pay the Management Fee and other expenses for the year ended December 31, 2023, was $1,039,910, which includes $1,055,021 net realized gain on investment in Bitcoin, and $15,111 net realized loss resulted from the changes in liabilities denominated in Bitcoin. Net change in unrealized appreciation on investment in Bitcoin for the year ended December 31, 2023, was $69,445,270, which includes net change in unrealized appreciation on investment in Bitcoin of $69,445,176, and $94 net unrealized appreciation due to changes in value of liabilities denominated in Bitcoin.